Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 Segment Total [Member]	Jun. 30, 2013 Segment Total [Member]	Jun. 30, 2014 Segment Total [Member]	Jun. 30, 2013 Segment Total [Member]	Jun. 30, 2014 North America [Member]	Jun. 30, 2013 North America [Member]	Jun. 30, 2014 North America [Member]	Jun. 30, 2013 North America [Member]	Jun. 30, 2014 International [Member]	Jun. 30, 2013 International [Member]	Mar. 31, 2013 International [Member]	Jun. 30, 2014 International [Member]	Jun. 30, 2013 International [Member]	Jun. 30, 2014 Corporate1 [Member]	Jun. 30, 2013 Corporate1 [Member]	Mar. 31, 2013 Corporate1 [Member]	Jun. 30, 2014 Corporate1 [Member]	Jun. 30, 2013 Corporate1 [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,834,802	$ 3,612,515	$ 7,398,394	$ 7,076,436		$ 3,817,608	$ 3,603,569	$ 7,371,411	$ 7,059,471	$ 2,520,988	$ 2,375,247	$ 4,913,894	$ 4,662,497	$ 1,296,620	$ 1,228,322		$ 2,457,517	$ 2,396,974	$ 17,194	$ 8,946		$ 26,983	$ 16,965
revenue from company segment						2,269	1,771	3,549	2,846	2,269	1,771	3,549	2,846						(2,269)	(1,771)		(3,549)	(2,846)
Segment revenue						3,819,877	3,605,340	7,374,960	7,062,317	2,523,257	2,377,018	4,917,443	4,665,343	1,296,620	1,228,322		2,457,517	2,396,974	14,925	7,175		23,434	14,119
Segment depreciation and amortization	(168,959)	(158,801)	(336,126)	(315,154)		(133,485)	(127,898)	(266,155)	(254,205)	(87,173)	(81,466)	(174,822)	(161,873)	(46,312)	(46,432)		(91,333)	(92,332)	(35,474)	(30,903)		(69,971)	(60,949)
Operating income	556,273	544,239	1,001,168	1,037,552		643,723	609,134	1,159,731	1,166,799	400,714	390,655	736,276	756,703	243,009	218,479		423,455	410,096	(87,450)	(64,895)		(158,563)	(129,247)
Income from equity method investees	5,969	4,416	18,491	9,224		5,969	4,416	18,491	9,224	3,818	2,871	14,368	5,989	2,151	1,545		4,123	3,235	0	0		0	0
Segment assets	24,145,257		24,145,257		23,119,906	21,821,868	20,066,557	21,821,868	20,066,557	15,060,591	14,094,573	15,060,591	14,094,573	6,761,277	5,971,984		6,761,277	5,971,984	2,323,389	2,261,790		2,323,389	2,261,790
thereof investment in equity method investees	737,916		737,916		664,446	737,916	617,430	737,916	617,430	306,313	247,277	306,313	247,277	431,603	370,153		431,603	370,153	0	0		0	0
Capital expenditures, acquisitions and investments	517,168	215,880	853,956	435,451		464,084	174,123	733,620	369,157	283,350	107,948	488,249	220,280	180,734	66,175		245,371	148,877	53,084	41,757		120,336	66,294
Exclusion of non-cash acquisitions										$ 6,000				$ 1,731		$ 8,884					$ 2,125